12 Financial assets and financial liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 9,680	R$ 26,642
Balance as of ending	1,659,609	645,866
Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	617,485	60,357
Loans And Financing [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (10,864)
Index - % per year	TJLP p.y.
Base rate	R$ (494)
Loans And Financing [Member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(81)
Loans And Financing [Member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(163)
Loans And Financing [Member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	81
Loans And Financing [Member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	163
AccountsPayableToSellingShareholdersOneMember | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (447,848)
Index - % per year	CDI
Base rate	R$ (8,510)
AccountsPayableToSellingShareholdersOneMember | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(3,359)
AccountsPayableToSellingShareholdersOneMember | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(6,718)
AccountsPayableToSellingShareholdersOneMember | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	3,359
AccountsPayableToSellingShareholdersOneMember | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	6,718
Lease liabilities [member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	447,703	284,515
Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	518,240	300,237
Derivatives Not Designated As Hedging Instruments [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending		757
Loans And Financing [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (101,785)
Index - % per year	1.65%+100%CDI
Base rate	R$ (3,613)
Loans And Financing [Member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(763)
Loans And Financing [Member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(1,527)
Loans And Financing [Member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	763
Loans And Financing [Member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	1,527
Loans And Financing [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (504,365)
Index - % per year	1.62%+CDI
Base rate	R$ (17,754)
Accounts payable to selling shareholders [member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (70,356)
Index - % per year	IPCA+4.1%
Base rate	R$ (2,894)
Accounts payable to selling shareholders [member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(528)
Accounts payable to selling shareholders [member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(1,055)
Accounts payable to selling shareholders [member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	528
Accounts payable to selling shareholders [member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	1,055
Notes payable [member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	76,181
Notes payable [member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	(76,181)
Notes payable [member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(571)
Notes payable [member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(1,143)
Notes payable [member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	571
Notes payable [member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	1,143
Loans And Financing [Member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(3,783)
Loans And Financing [Member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(7,565)
Loans And Financing [Member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	3,783
Loans And Financing [Member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	7,565
Cash Equivalents [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 916,790
Index - % per year	90.95% CDI
Base rate	R$ 15,843
Cash Equivalents [Member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	6,976
Cash Equivalents [Member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	13,952
Cash Equivalents [Member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(6,976)
Cash Equivalents [Member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(13,952)
Restricted Cash [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	2,053	16,841
Restricted Cash [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 2,053
Index - % per year	76.10% CDI
Base rate	R$ 30
Restricted Cash [Member] | Increase in basis points +75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	15
Restricted Cash [Member] | Increase in basis points +150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	31
Restricted Cash [Member] | Decrease in basis points -75 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(15)
Restricted Cash [Member] | Decrease in basis points -150 [Member] | Floating interest rate [member] | Interest Rate Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(31)
Financial Assets At Amortised Cost [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	1,357,039	1,095,290
Derivatives Not Designated As Hedging Instruments [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending
Trade receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 7,627	R$ 9,801